Goodwill - Additional Information (Detail) - Summit Materials, LLC [Member] $ in Thousands	12 Months Ended
	Jan. 02, 2016 USD ($) Unit	Dec. 28, 2013 USD ($)
Goodwill [Line Items]
Total number of reporting units | Unit	11
Goodwill impairment | $	$ 0	$ 68,202